Commitments and Contingencies - Schedule of Maturities Minimum Lease Payments Receivable (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2018	$ 19,000	$ 18,000
2019	19,000	19,000
2020	22,000	22,000
Total	60,000	59,000
Less: Current portion	(26,000)	(20,000)	$ (27,000)
Investment in lease, noncurrent	$ 34,000	$ 39,000